Net Loss Per Share of Common Stock - Schedule of Earnings Per Share Basic and Diluted (Details) - USD ($)	3 Months Ended									12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Net loss from continuing operations	$ 1,100,000									$ (1,856,315)	$ (1,917,066)
Less: Preferred stock dividends
Net loss from continuing operations applicable to common stockholders - basic										(1,856,315)	(1,917,066)
Preferred stock dividend
Interest on senior convertible notes, net of tax
Net loss from continuing operations applicable to common stockholders - diluted										$ (1,856,315)	$ (1,917,066)
Total common shares issued and outstanding - basic										35,272,626	31,745,242
Warrants
Conversion of preferred stock to common shares
Conversion of senior convertible notes to common shares
Total common shares issued and outstanding - diluted										35,272,626	31,745,242
Weighted average shares outstanding used in calculating net loss per common share - basic										32,595,680	29,321,049
Weighted average shares outstanding used in calculating net loss per common share - diluted										32,595,680	29,321,049
Net loss per share - basic										$ (0.06)	$ (0.07)
Net loss per share - diluted										$ (0.06)	$ (0.07)
Net loss from continuing operations applicable to common stockholders - basic and diluted	$ (1,096,798)				$ (232,442)
Total common shares issued and outstanding	35,272,626				31,745,242
Weighted average shares outstanding used in calculating net loss per common share - basic and diluted	35,272,626	35,119,261	31,745,242	31,745,242	31,745,242	31,745,242	31,745,242	26,870,217	26,870,217	32,595,680	29,321,049
Net loss per common share - basic and diluted	$ (0.03)	$ (0.02)	$ (0.02)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.02)	$ (0.01)	$ (0.06)	$ (0.07)
Promet [Member]
Total common shares issued and outstanding - basic										31,745,242	31,745,242
Heatwurx [Member]
Total common shares issued and outstanding - basic										3,527,384